Consolidated Balance Sheets Consolidated Balance Sheets (Parentheticals) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 5.9	$ 6.0
Preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred shares, authorized (in shares)	100.0	100.0
Preferred shares, issued (in shares)	0.0	0.0
Preferred shares, outstanding (in shares)	0.0	0.0
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common shares, authorized (in shares)	1,000.0	1,000.0
Common shares, issued (in shares)	160.3	168.2
Common shares, outstanding (in shares)	160.3	168.2